Investments in subsidiaries - Investments in subsidiaries (commentary) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interests In Other Entities [Abstract]
Increase (decrease) in subsidiaries	$ (2,920)	$ (1,920)
Increase (decrease) in subsidiary through return in capital	(4,070)	(3,898)
Increase (decrease) in subsidiaries through intra-group disposals	(242)	0
Increase (decrease) in subsidiaries through other movements	(352)	(95)
Increase (decrease) in subsidiaries through acquisitions	$ 1,744	$ 2,073